Subordinated debt securities	12 Months Ended
Dec. 31, 2017
Subordinated debt securities
Subordinated debt securities

Note 22. Subordinated debt securities

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Fixed Rate Resettable Dated Subordinated Instruments(1)	2,040	2,266

Total subordinated debt outstanding	2,040	2,266

of which denominated in:
Swedish kronor	—	—
Foreign currencies	2,040	2,266

	2017	2016
Total interest expense	61	62
of which accrued interest(2)	8	9

(1)

Nominal value USD 250 million fixed rate resettable dated subordinated instruments due November 14, 2023 (the dated subordinated instruments) were issued by SEK, 556084-0315, under the regulatory framework in effect on November 14th, 2013 (the issue date) at a price of 99.456 percent of the aggregate nominal amount. English law applies to the dated subordinated instruments.

SEK’s dated subordinated instruments will bear interest (i) from (and including) the issue date, to (but excluding) November 14, 2018 (the optional redemption date (call)) at the rate of 2.875 per cent per annum payable semi-annually in arrears on May 14 and November 14 in each year commencing on May 14, 2014 and ending on November 14, 2018 and (ii) from (and including) the optional redemption date (call) to (but excluding) November 14, 2023 (the maturity date) at a rate of 1.45 per cent per annum above the applicable swap rate for USD swap transactions with a maturity of five years determined in accordance with market convention and payable semi-annually in arrears on May 14 and November 14 in each year commencing on May 14, 2019 and ending on the maturity date.

Unless previously redeemed or purchased and cancelled, SEK’s dated subordinated instruments will be redeemed at their principal amount on the maturity date. Subject to certain conditions as provided in the applicable terms and conditions, the dated subordinated instruments may be redeemed at the option of SEK in whole, but not in part, (i) on the optional redemption date (call), (ii) at any time for certain withholding tax reasons or (iii) at any time upon the occurrence of a capital event (as defined in the applicable terms and conditions), in each case at their principal amount together with interest accrued to (but excluding) the date of redemption. Redemption is subject to the prior consent of the Swedish Financial Supervisory Authority.

(2)	The accrued interest is attributable to subordinated borrowing and is included in “Accrued expenses and prepaid revenues”.

Subordinated debt means debt for which, in the event of the obligor being declared bankrupt, the holder would be repaid after other creditors, but before shareholders.